Long-Term Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Feb. 28, 2015	Nov. 30, 2014	May 31, 2014
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt	1.40%
Weighted average term of debt	2 years 4 months 24 days	2 years 4 months 24 days
Amounts drawn under the combined credit facilities	$ 75.0
Credit facilities	590.0
Repayments of long-term borrowings	642.0		330.0
Debt covenant description in credit facility agreement	At 31 March 2015, the Company was in compliance with all restrictive debt covenants contained in its credit facility agreements. Under the most restrictive of these covenants, the Company (i) must not exceed a maximum of net debt to earnings before interest, tax, depreciation and amortization, excluding all income, expense and other profit and loss statement impacts of AICF, The Former James Hardie Companies and Marlew Mining Pty Limited (“Marlew”) and excluding assets, liabilities and other balance sheet items of AICF, the Former James Hardie Companies and Marlew, (ii) must meet or exceed a minimum ratio of earnings before interest and taxes to net interest charges, excluding all income, expense and other profit and loss statement impacts of AICF, the Former James Hardie Companies and Marlew, and (iii) must ensure that no more than 35% of Free Cash Flow (as defined in the AFFA), in any given financial year (“Annual Cash Flow Cap”) is contributed to AICF on the payment dates under the AFFA in the next following financial year. The Annual Cash Flow Cap does not apply to payments of interest, if any, to AICF and is consistent with contractual obligations of James Hardie 117 Pty Ltd (the “Performing Subsidiary”) and the Company under the AFFA.
Maximum percentage of Free Cash Flow contributed to AICF	35.00%
Proceeds from long-term borrowings	717.0		330.0
Senior Unsecured Notes Due 15 February 2023 [Member]
Debt Instrument [Line Items]
Repayments of long-term borrowings				317.0
Proceeds from long-term borrowings				325.0
Frequency of payments	Interest is payable semi-annually in arrears on 15 February and 15 August of each year
Interest rate				5.875%
Interest commencing payment date	Aug. 15, 2015
Senior unsecured notes due	Feb. 15, 2023
Percent of offer price on par value				99.213%
Original issue discount				2.6
Debt issuance costs				8.3
Discount and debt issuance costs amortization period				8 years
Unamortized discount balance	2.5
Unamortized balance of debt issuance costs	8.1
Debt instrument redemption terms	Before 15 February 2018, the issuer may redeem up to 35% of the aggregate principal amount of the senior notes with the net cash proceeds of certain equity offerings at a redemption price of 105.875% of the principal amount plus accrued and unpaid interest, if any, to but excluding, the redemption date. The issuer may also redeem some or all of the senior notes before 15 February 2018 at a redemption price of 100% of the principal amount, plus accrued and unpaid interest, plus a make whole premium equal to the greater of: (i) 1.0% of the principal amount of such note; and (ii) the excess, if any, of (x) the present value of the sum of the principal amount and premium that would be payable on such note on 15 February 2018 and all remaining interest payments to and including 15 February 2018, discounted on a semi-annual basis from 15 February 2018 to the redemption date at a per annum interest rate equal to the applicable treasury rate plus 50 basis points, over (y) the outstanding principal amount of such note.
Redemption price, percentage	101.00%
Senior Unsecured Notes Due 15 February 2023 [Member] | Debt Instrument Redemption Period Before February 15, 2018 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount for redemption	35.00%
Redemption price, percentage	100.00%
Senior Unsecured Notes Due 15 February 2023 [Member] | Redeem up to 35% of Aggregate Principal Amount [Member] | Debt Instrument Redemption Period Before February 15, 2018 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	105.875%
Senior Unsecured Notes Due 15 February 2023 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable premium as a percentage of principal amount	1.00%
Senior Unsecured Notes Due 15 February 2023 [Member] | Treasury Rate [Member]
Debt Instrument [Line Items]
Debt instrument spread rate	0.50%
Bilateral Credit Facilities and Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt	5.04%
Weighted average term of debt	6 years 9 months 18 days	2 years 4 months 24 days
Additional Term Facilities [Member]
Debt Instrument [Line Items]
Credit facilities						150.0
Term Facility Maturity April 2017 [Member]
Debt Instrument [Line Items]
Credit facilities	100.0					25.0
Credit facilities, maturity period	2017-04
Term Facility Maturity April 2019 [Member]
Debt Instrument [Line Items]
Credit facilities	50.0					50.0
Credit facilities, maturity period	2019-04
Term Facility Maturity May 2019 [Member]
Debt Instrument [Line Items]
Credit facilities	75.0					75.0
Credit facilities, maturity period	2019-05
Term Facility Maturity March 2019 [Member]
Debt Instrument [Line Items]
Credit facilities	40.0					40.0
Credit facilities, maturity period	2019-03
Term Facility Maturity March 2017 [Member]
Debt Instrument [Line Items]
Credit facilities, previous maturity period	2017-03
Term Facility Maturity April 2016 [Member]
Debt Instrument [Line Items]
Credit facilities	150.0
Credit facilities, maturity period	2016-04				2016-04
Repayments of long-term borrowings					40.0
Term Facility Maturity November 2017 [Member]
Debt Instrument [Line Items]
Credit facilities	$ 125.0				$ 125.0
Credit facilities, maturity period	2017-11				2017-11